Contingencies, tax uncertainties and commitments - Additional Information (Detail) - Dec. 31, 2023 £ in Millions, R$ in Millions	GBP (£)	BRL (R$)
Disclosure of Contingencies Other Liabilities and Commitments [Line Items]
Total Potential exposure	£ 105
Contingent Liability Arising From Provisions	63
Current Brazil [Member]
Disclosure of Contingencies Other Liabilities and Commitments [Line Items]
Total Potential exposure	209	R$ 1,294
UK [member]
Disclosure of Contingencies Other Liabilities and Commitments [Line Items]
Total Potential exposure	43
Current Provisions Relating To Credit Exposure	£ 21